Trade accounts receivable and other current financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Trade accounts receivable and other current financial assets
Summary of trade accounts receivable are from third parties

in EUR	12/31/2022	12/31/2021
Total gross carrying amount	24,700,678	32,120,019
Carrying amount of trade receivable subject to factoring (FVTPL)	(3,690,404)	(2,420,511)
Total gross carrying amount AC	21,010,274	29,699,508
Expected credit loss (Stage 2 & 3)	(1,037,518)	(992,460)
Total net carrying amount trade accounts receivable	19,972,756	28,707,048

Schedule of gross carrying amount and recognized loss allowances for trade accounts receivables

		Trade Receivables
		Days Past Due
December 31, 2022 in EUR	Current	<30 Days	31 ‑ 60 Days	61 ‑ 90 Days	91 ‑ 120 Days	>120 Days	Total
Total gross carrying amount	11,893,952	4,310,194	1,335,189	594,268	375,118	2,501,554	21,010,274
Expected credit loss (Stage 2)	(116,791)	(88,880)	(54,601)	(27,637)	(24,400)	(196,650)	(508,959)
Loss from credit impaired trade accounts receivable (Stage 3)	—	—	—	—	—	(528,559)	(528,559)
Total net carrying amount trade accounts receivable	—	—	—	—	—	—	19,972,756

		Trade Receivable
		Days Past Due
December 31, 2021 in EUR	Current	<30 Days	31 ‑ 60 Days	61 ‑ 90 Days	91 ‑ 120 Days	>120 Days	Total
Total gross carrying amount	15,537,575	7,559,486	2,847,052	2,142,988	123,295	1,489,112	29,699,508
Expected credit loss (Stage 2)	(65,921)	(54,791)	(52,361)	(71,876)	(8,653)	(74,941)	(328,543)
Loss from credit impaired trade accounts receivable (Stage 3)	–	–	–	–	–	(663,917)	(663,917)
Total net carrying amount trade accounts receivable	–	–	–	–	–	–	28,707,048

Schedule of allowances of the trade accounts receivable

in EUR	2022	2021
Balance at January 1	992,460	708,880
Reversal of impairment loss (Stage 3)	(857,093)	(240,678)
Reversal of provision for expected credit losses (Stage 2)	(135,367)	(26,574)
Additions	1,021,214	513,043
Currency translation effect	16,304	37,790
Balance at December 31	1,037,518	992,460